Cash and cash equivalents	6 Months Ended
Jun. 30, 2022
Disclosure Of Cash And Cash Equivalents Text Block Abstract
Cash and cash equivalents

13. Cash and cash equivalents

For the purpose of the condensed consolidated statement of cash flows, cash and cash equivalents are comprised of the following:

	At June 30 2022	At December 31 2021
	£’000	£’000
Cash at bank available on demand	310,634	181,818
Cash held in short-term deposit accounts	90,564	10,811
Total cash and cash equivalents	401,198	192,629